SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENTS.
SHORT-TERM INVESTMENTS
3.	SHORT-TERM INVESTMENTS

Short-term investments as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
Wealth Management Products	—	50,031

The Group classifies the wealth management products as “available-for-sale” debt securities which are recorded at fair value. For the years ended December 31, 2023, 2024 and 2025, the Group recorded RMB4,343, RMB1,074 and RMB677 of changes in fair value of these available-for-sale debt securities, net of tax, in other comprehensive loss, respectively, and RMB4,166, RMB1,217 and RMB646 of realized gains transferred from other comprehensive income to other income when the security was sold. No credit - related impairment was recognized for the years ended December 31, 2023, 2024 and 2025.